Events after the balance sheet date (Details) - CHF (SFr)	3 Months Ended	6 Months Ended
	Sep. 29, 2025	Jun. 30, 2025	Jun. 30, 2024
Events after balance sheet date
Sale of treasury shares		12,898,903	3,050,665
Share sale price		SFr 0.06	SFr 0.077
Gross proceeds from sale of treasury shares		SFr 777,546	SFr 235,257
Sale of treasury shares
Events after balance sheet date
Sale of treasury shares	5,086,552
Share sale price	SFr 0.069
Gross proceeds from sale of treasury shares	SFr 350,427